Loans and advances and deposits at amortised cost (Table)	12 Months Ended
Dec. 31, 2022
Loans and advances and deposits at amortised cost
Disclosure of loans and advances and deposits at amortised cost

Loans and advances and deposits at amortised cost
	2022	2021
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	10,015	9,698
Loans and advances at amortised cost to customers	343,277	319,922
Debt securities at amortised cost	45,487	31,831
Total loans and advances at amortised cost	398,779	361,451

Deposits at amortised cost from banks	19,979	17,819
Deposits at amortised cost from customers	525,803	501,614
Total deposits at amortised cost	545,782	519,433